Parent Company Only Condensed Financial Information	6 Months Ended
Apr. 30, 2026
Parent Company Only Condensed Financial Information [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

NOTE 22 — PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X, as the restricted net assets of the subsidiaries of Park Ha Cayman exceed 25% of the consolidated net assets of the Company. For purposes of the test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party (i.e., lender, regulatory agency, foreign government, etc.). The ability of the Company’s Chinese operating subsidiaries to pay dividends may be restricted due to the foreign exchange control policies and availability of cash balances of the Chinese operating subsidiaries. Because substantially all of the Company’s operations are conducted in China and a substantial majority of the Company’s revenues are generated in China, a majority of the Company’s revenue being earned and currency received are denominated in Renminbi (“RMB”). RMB is subject to the exchange control regulation in China, and, as a result, the Company may be unable to distribute any dividends outside of China due to PRC exchange control regulations that restrict the Company’s ability to convert RMB into US Dollars.

The condensed parent company financial statements have been prepared using the same accounting principles and policies described in the notes to the unaudited condensed consolidated financial statements, with the only exception being that the parent company accounts for its subsidiaries using the equity method. Refer to the unaudited condensed consolidated financial statements and notes presented above for additional information and disclosures with respect to these financial statements.

As of April 30, 2026 and October 31, 2025, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stock or guarantees of the Company, except for those that have been separately disclosed in the consolidated financial statements, if any.

Condensed Balance Sheets

	April 30,	October 31,
	2026	2025
ASSETS
Current Assets
Cash and cash equivalents	139,306	2,056,270
Short Term Investment	3,805,278	—
Other receivables and other current assets	—	293,333
Total Current Assets	3,944,584	2,349,603
Non-Current Assets
Investment in subsidiaries and VIEs	3,483,557	3,716,103
Total Non-Current Assets	3,483,557	3,716,103
TOTAL ASSETS	7,428,141	6,065,706

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities
Accruals and other payables	30,000	60,000
Intercompany Payable	2,010,851	2,010,851
Total Current Liabilities	2,040,851	2,070,851
TOTAL LIABILITIES	2,040,851	2,070,851
Shareholders’ Equity
Class A Ordinary Shares, $0.001 par value; 12,000,000,000 shares authorized; 4,543,884 and 296,488 shares issued and outstanding as of April 30,2026 and October 31, 2025, respectively;*	4,544	296
Class B Ordinary Shares, $0.001 par value; 3,000,000,000 shares authorized; 381,000 shares issued and outstanding as of April 30,2026 and October 31, 2025, respectively*	381	381
Additional Paid In Capital	30,261,334	28,021,581
Statutory Reserve	217,264	217,264
Accumulated Deficits	(25,096,549)	(24,178,267)
Accumulated Other Comprehensive income (Loss)	316	(66,400)
Total Stockholders’ Equity	5,387,290	3,994,855
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	7,428,141	6,065,706
*	Retroactively restated to reflect the share split, reverse share split and share reorganization (See Note 15)

Condensed Statements of Operations

	Six Months Ended April 30, 2026	Six Months Ended April 30, 2025
Operating costs and expenses:
General and administrative expenses	647,155	20,212,966
Total operating expenses	647,155	20,212,966
Other income (expense):	—	—
Other income	—	29,001
Interest income	28,140	196
Interest (expense)	(4)	(20)
Total other income (expense), net	28,136	29,178
Income (loss) of subsidiaries and VIEs	(299,263)	347,794
Net loss	(918,282)	(19,835,994)